Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 12,302	$ 375	$ 9,805
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.47%	1.47%	1.43%
Profit margin ratio	12.00%	12.00%	10.00%
Discount rate	0.00%
Capitalization rate	1.12%	1.12%	0.23%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	5.81%	5.81%	5.51%
Profit margin ratio	20.00%	20.00%	20.00%
Discount rate	10.00%
Capitalization rate	2.13%	2.13%	2.28%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 41,285		$ 24,237